Common Stock - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2012
Equity [Abstract]
Common stock, shares authorized	15,652,174	50,000,000	50,000,000	6,956,521
Voting power per share	One
Common stock, dividends declared	$ 0